Investor A Institutional [Member] Average Annual Total Returns - Investor A, Institutional	12 Months Ended	18 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	17.19%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	12.98%	14.08%
Performance Inception Date		Jun. 21, 2023
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.13%	12.06%
Performance Inception Date		Jun. 21, 2023
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.38%	10.27%
Performance Inception Date		Jun. 21, 2023
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	19.49%	18.49%
Performance Inception Date		Jun. 21, 2023